Organization (Details)	12 Months Ended
	Dec. 31, 2020	Nov. 08, 2020	Mar. 06, 2014
China BPO Holdings Limited, ("CBPO") [Member]
Organization (Details) [Line Items]
Percentage of effective ownership	100.00%		100.00%
Beijing TaiyingAnrui Holding Co., Ltd [Member]
Organization (Details) [Line Items]
Percentage of effective ownership	100.00% [1]		100.00%
wholly foreign owned enterprise [Member]
Organization (Details) [Line Items]
Expected losses and gains, percentage	100.00%
Beijing Jiate Information Technology [Member]
Organization (Details) [Line Items]
Ownership percentage		49.00%
acquisition of equity interest percentage		49.00%

[1]	Wholly-owned subsidiaries of Taiying